INVENTORIES	12 Months Ended
Mar. 31, 2022
Inventories Disclosure [Abstract]
INVENTORIES
5.	INVENTORIES

Inventories consist of the following:

	March 31, 2022	March 31, 2021
Concentrate inventory	$3,199	$4,536
Stockpile	1,715	1,916
Material and supplies	4,210	3,316
	$9,124	$9,768

The amount of inventories recognized as expense during the year ended March 31, 2022 was $113.6 million (year ended March 31, 2021 - $91.0 million).